Schedule of Investments (unaudited) July 31, 2019	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.5%
Expeditors International of Washington Inc.	192,738	$14,715,546
United Parcel Service Inc., Class B	21,413	2,558,211

		17,273,757

Automobiles — 0.3%
Tesla Inc.(a)(b)	14,313	3,458,164

Banks — 2.1%
Comerica Inc.	92,658	6,782,566
KeyCorp.	123,692	2,272,222
People’s United Financial Inc.	463,171	7,605,268
PNC Financial Services Group Inc. (The)	30,695	4,386,315
SVB Financial Group(a)	10,907	2,530,097

		23,576,468

Beverages — 2.7%
Coca-Cola Co. (The)	222,934	11,733,016
PepsiCo Inc.	145,527	18,599,806

		30,332,822

Biotechnology — 2.6%
AbbVie Inc.	60,080	4,002,530
Amgen Inc.	30,022	5,601,505
Biogen Inc.(a)(b)	14,403	3,425,321
Gilead Sciences Inc.	142,349	9,326,706
Vertex Pharmaceuticals Inc.(a)	42,439	7,071,186

		29,427,248

Building Products — 1.5%
Johnson Controls International PLC	348,414	14,786,690
Owens Corning	28,811	1,671,038

		16,457,728

Capital Markets — 5.2%
Bank of New York Mellon Corp. (The)	111,692	5,240,589
BlackRock Inc.(c)	51,941	24,291,767
Franklin Resources Inc.	95,238	3,107,616
Northern Trust Corp.	211,231	20,700,638
State Street Corp.	92,668	5,383,084

		58,723,694

Chemicals — 5.6%
Axalta Coating Systems Ltd.(a)	80,387	2,381,867
Ecolab Inc.	255,018	51,444,781
International Flavors & Fragrances Inc.	47,153	6,789,561
Mosaic Co. (The)	108,885	2,742,813

		63,359,022

Communications Equipment — 1.6%
Cisco Systems Inc.	241,883	13,400,318
Motorola Solutions Inc.	29,961	4,972,328

		18,372,646

Consumer Finance — 1.5%
American Express Co.	136,819	17,016,179

Diversified Telecommunication Services — 0.5%
Verizon Communications Inc.	105,864	5,851,103

Electric Utilities — 1.9%
Eversource Energy	144,463	10,958,963
Xcel Energy Inc.	173,140	10,320,876

		21,279,839

Electronic Equipment, Instruments & Components — 0.8%
Keysight Technologies Inc.(a)(b)	27,918	2,499,219

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	48,259	$4,459,132
Trimble Inc.(a)(b)	50,959	2,153,527

		9,111,878

Energy Equipment & Services — 1.6%
Baker Hughes a GE Co.	385,474	9,787,185
National Oilwell Varco Inc.	44,514	1,060,323
TechnipFMC PLC	274,520	7,560,281

		18,407,789

Entertainment — 1.2%
Netflix Inc.(a)	17,023	5,498,259
Walt Disney Co. (The)	55,501	7,937,198

		13,435,457

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.	8,159	1,726,608
Equinix Inc.	13,794	6,925,967
Iron Mountain Inc.	109,057	3,207,366
Liberty Property Trust	206,611	10,805,755
Prologis Inc.	184,283	14,855,053

		37,520,749

Food Products — 3.1%
Bunge Ltd.	151,344	8,843,030
Campbell Soup Co.	123,628	5,110,781
General Mills Inc.	173,672	9,223,720
Kellogg Co.	197,307	11,487,214

		34,664,745

Health Care Equipment & Supplies — 1.3%
Align Technology Inc.(a)(b)	6,489	1,356,720
Dentsply Sirona Inc.	24,558	1,337,183
Edwards Lifesciences Corp.(a)	33,730	7,179,431
IDEXX Laboratories Inc.(a)	14,253	4,020,059
ResMed Inc.	9,676	1,245,301

		15,138,694

Health Care Providers & Services — 2.8%
Cardinal Health Inc.	193,265	8,838,008
HCA Healthcare Inc.	30,885	4,123,456
Henry Schein Inc.(a)(b)	194,765	12,959,663
Quest Diagnostics Inc.	55,232	5,638,083

		31,559,210

Hotels, Restaurants & Leisure — 0.6%
Hilton Worldwide Holdings Inc.	51,919	5,012,779
Vail Resorts Inc.	7,992	1,970,188

		6,982,967

Household Durables — 0.2%
Mohawk Industries Inc.(a)	8,348	1,040,912
Newell Brands Inc.	79,827	1,132,745

		2,173,657

Household Products — 3.4%
Clorox Co. (The)	68,051	11,065,093
Colgate-Palmolive Co.	42,242	3,030,441
Kimberly-Clark Corp.	44,143	5,987,998
Procter & Gamble Co. (The)	153,649	18,136,728

		38,220,260

Industrial Conglomerates — 2.4%
3M Co.	157,762	27,564,177

Insurance — 2.2%
Marsh & McLennan Companies Inc.	195,681	19,333,283

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Travelers Companies Inc. (The)	38,491	$5,643,550

		24,976,833

Interactive Media & Services — 4.9%
Alphabet Inc., Class A(a)	24,188	29,465,822
Alphabet Inc., Class C, NVS(a)	12,157	14,791,179
Facebook Inc., Class A(a)	58,392	11,341,478

		55,598,479

Internet & Direct Marketing Retail — 0.1%
Booking Holdings Inc.(a)	715	1,348,926

IT Services — 4.2%
Accenture PLC, Class A	172,859	33,289,186
International Business Machines Corp.	81,507	12,082,598
PayPal Holdings Inc.(a)	18,946	2,091,638

		47,463,422

Leisure Products — 0.4%
Hasbro Inc.	37,486	4,541,804

Life Sciences Tools & Services — 3.5%
Agilent Technologies Inc.	236,873	16,441,355
IQVIA Holdings Inc.(a)	17,218	2,740,589
Mettler-Toledo International Inc.(a)(b)	12,098	9,155,161
Waters Corp.(a)	52,716	11,099,881

		39,436,986

Machinery — 4.2%
Caterpillar Inc.	99,938	13,158,837
Cummins Inc.	85,122	13,960,008
Ingersoll-Rand PLC	66,868	8,268,897
Xylem Inc./NY	156,208	12,541,940

		47,929,682

Media — 0.7%
Discovery Inc., Class C, NVS(a)(b)	41,853	1,181,929
Liberty Global PLC, Class A(a)	45,871	1,223,379
Liberty Global PLC, Class C, NVS(a)	185,051	4,818,728
Omnicom Group Inc.	15,532	1,245,977

		8,470,013

Multi-Utilities — 1.7%
CMS Energy Corp.	42,274	2,461,192
Consolidated Edison Inc.	31,668	2,690,513
Sempra Energy	106,559	14,431,286

		19,582,991

Multiline Retail — 0.1%
Nordstrom Inc.	29,834	987,804

Oil, Gas & Consumable Fuels — 2.0%
ConocoPhillips	195,270	11,536,552
Hess Corp.	118,985	7,714,987
ONEOK Inc.	42,879	3,004,960

		22,256,499

Pharmaceuticals — 2.3%
Merck & Co. Inc.	184,518	15,313,149
Zoetis Inc.	95,126	10,929,026

		26,242,175

Professional Services — 0.1%
ManpowerGroup Inc.	14,689	1,341,840

Real Estate Management & Development — 1.1%
CBRE Group Inc., Class A(a)	234,210	12,415,472

Security	Shares	Value

Road & Rail — 0.5%
CSX Corp.	15,034	$1,058,394
Kansas City Southern	13,598	1,682,616
Norfolk Southern Corp.	14,230	2,719,638

		5,460,648

Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials Inc.	140,701	6,946,409
Intel Corp.	318,197	16,084,858
NVIDIA Corp.	49,521	8,355,183
Texas Instruments Inc.	87,999	11,000,755

		42,387,205

Software — 9.3%
Adobe Inc.(a)	18,213	5,443,137
Autodesk Inc.(a)	52,815	8,248,119
Cadence Design Systems Inc.(a)	57,131	4,222,552
Intuit Inc.	26,567	7,367,295
Microsoft Corp.	423,161	57,664,149
salesforce.com Inc.(a)	140,850	21,761,325
VMware Inc., Class A	6,289	1,097,368

		105,803,945

Specialty Retail — 3.7%
Best Buy Co. Inc.	188,023	14,389,400
Gap Inc. (The)	120,259	2,345,051
Home Depot Inc. (The)	60,183	12,860,505
Tiffany & Co.	131,385	12,339,679

		41,934,635

Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	213,075	45,393,498
Hewlett Packard Enterprise Co.	682,349	9,805,355
HP Inc.	311,691	6,557,979

		61,756,832

Textiles, Apparel & Luxury Goods — 1.9%
Hanesbrands Inc.	70,456	1,133,637
NIKE Inc., Class B	140,813	12,114,142
PVH Corp.(b)	51,400	4,570,488
VF Corp.	45,527	3,978,605

		21,796,872

Trading Companies & Distributors — 0.2%
WW Grainger Inc.	6,140	1,786,924

Total Common Stocks — 99.9% (Cost: $935,734,563)		1,133,428,240

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	16,672,964	16,681,301
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	2,246,000	2,246,000

		18,927,301

Total Short-Term Investments — 1.7% (Cost: $18,926,619)		18,927,301

Total Investments in Securities — 101.6% (Cost: $954,661,182)		1,152,355,541

Other Assets, Less Liabilities — (1.6)%		(17,737,722)

Net Assets — 100.0%		$1,134,617,819

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® MSCI USA ESG Select ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	12,494,602	4,178,362	(a)	—	16,672,964	$16,681,301	$8,299	(b)	$965	$371
BlackRock Cash Funds: Treasury, SL Agency Shares	494,066	1,751,934	(a)	—	2,246,000	2,246,000	6,279		—	—
BlackRock Inc.	46,336	6,785		(1,180)	51,941	24,291,767	158,780		(92,885)	(659,695)

						$43,219,068	$173,358		$(91,920)	$(659,324)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,133,428,240	$—	$—	$1,133,428,240
Money Market Funds	18,927,301	—	—	18,927,301

	$1,152,355,541	$—	$—	$1,152,355,541

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3